Lease (Details) - Schedule of future lease payments under operating leases	Sep. 30, 2021 USD ($)
Schedule of future lease payments under operating leases [Abstract]
2022	$ 155,977
2023	137,377
2024	128,059
2025	25,555
2026	25,555
Thereafter	17,037
Total future lease payments	489,560
Less: Imputed interest	100,195
Total lease liability balance	$ 389,365